DEBT (Details 3) - USD ($)	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2021
Convertible Secured Note Payable:
May 17, 2018 - Principal and interest at 8% due May 17, 2019. IN DEFAULT with interest recorded at default rate of 18%.		$ 16,802	$ 80,000
November 24, 2021 - Principal and interest at 12% due November 24, 2022.	$ 0	315,000	0
April 18, 2022 - Principal and Interest at 12% due April 18, 2023	549,363	560,000	0
May 17, 2018 - Principal and interest at 8% due May 17, 2019. IN DEFAULT with interest recorded at default rate of 18%.	16,802	16,802
Plus: put premium	11,201	11,201	53,333
Less: debt discount	(271,688)	(473,618)	0
May 23, 2022 - Principal and Interest at 12% due May 23, 2023	516,663	0
Total Convertible Secured Notes Payable	877,341	429,385	$ 133,333
Sep. 1, 2022 - Principal and Interest at 12% due Sep.1, 2023	$ 55,000	$ 0